DEBT (Details Narrative) - USD ($)			9 Months Ended
	Aug. 07, 2023	Jul. 14, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 29, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Convertible Notes Payable, Current			$ 334,491			$ 378,263
Derivative Liability, Current			597,318			306,467
Convertible note	$ 57,750
Interest rate	10.00%
Debt conversion converted instrument discount rate	39.00%
G S Spa Note [Member]
Debt Instrument [Line Items]
Debt face amount		$ 2,000,000
Maturity date		Jul. 14, 2022
Debt interest rate		6.00%
Debt outstanding			2,000,000			$ 2,000,000
Sept Convertible Note [Member]
Debt Instrument [Line Items]
Debt face amount					$ 57,750
Convertible Debt [Member]
Debt Instrument [Line Items]
Amortization of debt discount			$ 9,625	$ 0